Goodwill and Other Intangible Assets (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Cost	$ 1,808,500	$ 2,406,300	$ 2,380,500
Accumulated amortization	1,687,000	2,277,600	2,205,500
Net	121,500	128,700	175,000
Technology, trademarks
Cost	364,700	664,700	663,800
Accumulated amortization	362,200	662,000	661,700
Net	$ 2,500	$ 2,700	$ 1,100
Technology, trademarks | Minimum
Useful life	5 years	5 years	5 years
Technology, trademarks | Maximum
Useful life	10 years	10 years	10 years
Trade names
Cost	$ 140,000	$ 140,000	$ 140,000
Accumulated amortization	140,000	140,000	124,400
Net	$ 0	$ 0	$ 16,600
Useful life	6 years	6 years	6 years
Websites
Cost	$ 210,000	$ 210,000	$ 210,000
Accumulated amortization	210,000	210,000	210,000
Net	$ 0	$ 0	$ 0
Useful life	5 years	5 years	5 years
Customer relationships
Cost	$ 120,000	$ 357,000	$ 357,000
Accumulated amortization	94,400	321,400	308,100
Net	$ 25,600	$ 35,600	$ 48,900
Customer relationships | Minimum
Useful life	9 years	9 years	9 years
Customer relationships | Maximum
Useful life	10 years	10 years	10 years
Sublicense agreements
Cost	$ 294,000	$ 294,000	$ 294,000
Accumulated amortization	275,600	253,600	224,100
Net	$ 18,400	$ 40,400	$ 69,900
Useful life	10 years	10 years	10 years
Non-compete agreements
Cost	$ 282,000	$ 384,000	$ 384,000
Accumulated amortization	282,000	384,000	384,000
Net	$ 0	$ 0	$ 0
Useful life	5 years	5 years	5 years
IPR and D
Cost	$ 110,000	$ 110,000	$ 110,000
Accumulated amortization	110,000	110,000	110,000
Net	$ 0	$ 0	$ 0
Useful life	3 years	3 years	3 years
Other intangible assets
Cost	$ 287,800	$ 246,600	$ 221,700
Accumulated amortization	212,800	196,600	183,200
Net	$ 75,000	$ 50,000	$ 38,500
Useful life	5 years	5 years	5 years